Income Taxes - Changes in valuation allowance for deferred tax assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Income Tax [Abstract]
Increase (decrease) of valuation allowances of certain foreign subsidiaries	¥ 53,851		¥ 51,706		¥ 48,883
Increase (decrease) in valuation allowances related to valuation of financial instruments					(5,871)
Reduction of valuation allowances related to to valuation of financial instruments	4,928		13,575		3,409
Total, Net change during the year	¥ 48,923	[1]	¥ 38,131	[2]	¥ 39,603	[3]

[1]	Primarily includes an increase of ¥53,851 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥4,928 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥48,923 million of allowances increased.
[2]	Primarily includes an increase of ¥51,706 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥13,575 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of operating loss carryforwards. In total, ¥38,131 million of allowances increased.
[3]	Primarily includes an increase of ¥48,883 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in valuation allowances related to operating loss carryforwards, a reduction of ¥5,871 million of valuation allowances primarily due to an increase in valuation of financial instruments, and a reduction of ¥3,409 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to an increase of valuation of financial instruments and a decrease of accrued pension and severance costs. In total, ¥39,603 million of allowances increased.